Derivative instruments and hedging activities	12 Months Ended
Mar. 31, 2022
Derivative Instruments And Hedging Activities [Abstract]
Derivative instruments and hedging activities
15.	Derivative instruments and hedging activities
Sony has certain financial instruments including financial assets and liabilities acquired in the normal course of business. Such financial instruments are exposed to market risk arising from the changes in foreign currency exchange rates and interest rates. In applying a consistent risk management strategy for the purpose of reducing such risk, Sony uses derivative financial instruments, which include foreign exchange forward contracts, swap agreements, currency option contracts, and interest rate swap agreements (including interest rate and currency swap agreements). Certain other derivative financial instruments are entered into in the Financial Services segment for ALM purposes. These instruments are executed with creditworthy financial institutions, and virtually all foreign currency contracts are denominated in U.S. dollars, euros and other currencies of major countries. Other than derivatives utilized in the Financial Services segment for ALM, Sony does not use derivative financial instruments for trading or speculative purposes. These derivative transactions utilized for ALM in the Financial Services segment are executed within certain limits in accordance with an internal risk management policy.

A description of the purpose and classification of the derivative financial instruments held by Sony is as follows:
Foreign exchange forward contracts, swap agreements and currency option contracts
Foreign exchange forward contracts, swap agreements and purchased and written foreign currency option contracts are utilized primarily to limit the exposure affected by changes in foreign currency exchange rates on cash flows generated or anticipated by Sony’s transactions and accounts receivable and payable denominated in foreign currencies. The majority of written foreign currency option contracts are a part of range forward contract arrangements and expire in the same month with the corresponding purchased foreign currency option contracts.
Sony also entered into foreign exchange forward contracts and foreign exchange range forward contracts which effectively fixed the cash flows from certain forecasted purchase and sale transactions denominated in foreign currencies for the fiscal years ended March 31, 2021 and 2022. The ineffective portions of the hedging relationships were not significant. Accordingly, these derivatives have been designated as cash flow hedges.
Foreign exchange forward contracts and foreign currency option contracts that do not qualify as hedges are measured at fair value with changes in value recognized in financial income and financial expenses.
Foreign exchange forward contracts, foreign currency option contracts and swap agreements held by certain subsidiaries in the Financial Services segment are measured at fair value with changes in value recognized in financial services revenue.
Interest rate swap agreements (including interest rate and currency swap agreements)
Interest rate swap agreements are utilized primarily to lower funding costs, to diversify sources of funding and to limit Sony’s exposure associated with underlying borrowings and debt securities resulting from adverse fluctuations in interest rates, foreign currency exchange rates and changes in fair values. Interest rate swap agreements entered into in the Financial Services segment are used for reducing the risk arising from the changes in the fair value of fixed rate debt securities.
Certain subsidiaries in the Financial Services segment have interest rate swap agreements as part of their ALM, which are measured at fair value with changes in value recognized in financial services revenue.
Any other interest rate swap agreements that do not qualify as hedges, which are used for reducing the risk arising from changes of variable rate debt, are measured at fair value with changes in value recognized in financial income and financial expenses.
Other agreements
Certain subsidiaries in the Financial Services segment have equity future contracts, equity swap agreements, bond future contracts, commodity future contracts, interest rate swaption agreements, other currency contracts and hybrid financial instruments as part of their ALM, which are marked-to-market
with changes in value recognized in financial services revenue. The hybrid financial instruments, disclosed in Note 5 as debt securities, contained embedded derivatives that are not required to be bifurcated because the entire instruments are measured at fair value.

The estimated fair values of Sony’s outstanding derivative instruments are summarized as follows:

	Yen in millions
	April 1, 2020		March 31, 2021		March 31, 2022
	Asset derivatives	Liability derivatives	Asset derivatives	Liability derivatives	Asset derivatives	Liability derivatives
Interest rate contracts
Interest rate swap agreements	1,604	17,621	12,788	14,757	26,795	6,455
Interest rate swaptions agreements	—	58	—	205	—	1,075

Foreign exchange contracts
Foreign exchange forward contracts	10,023	6,822	7,820	13,241	14,687	34,284
Swap agreements	6,020	7,027	4,912	4,422	11,897	925
Currency option contracts purchased	7	—	15	—	42	—
Currency option contracts written	—	5	—	1,790	—	172
Other currency contracts	5,453	2,482	2,944	780	3,578	1,201

Equity contracts
Equity future contracts	605	1,476	240	986	—	11,903
Equity swap agreements	18,280	—	—	4,171	—	16,105
Option contracts purchased	4,081	—	10,177	—	4,024	—

Other
Other contracts	391	375	17	2	—	—

Total derivatives	46,464	35,866	38,913	40,354	61,023	72,120

The estimated fair values and maturity analysis for notional amounts of Sony’s outstanding derivative instruments which are designated as hedging instruments are summarized as follows:

	Yen in millions
	April 1, 2020
	Notional amounts			Fair Value
	Within 1 Year	Over 1 Year	Total	Asset derivatives	Liability derivatives	Balance sheet location
Cash flow hedging relationships
Foreign exchange forward contracts	173,398	—	173,398	1,799	—	Current assets: Other financial assets
Average rate (JPY/USD)	108.9	—

	Yen in millions
	March 31, 2021
	Notional amounts			Fair Value
	Within 1 Year	Over 1 Year	Total	Asset derivatives	Liability derivatives	Balance sheet location
Cash flow hedging relationships
Foreign exchange forward contracts	100,177	—	100,177	—	4,221	Current liabilities: Other financial liabilities
Average rate (JPY/USD)	106.0	—
Currency option bought contracts	32,754	—	32,754	8	—	Current assets: Other financial assets
Average rate (JPY/USD)	103.0	—
Currency option sold contracts	33,390	—	33,390	—	1,779	Current liabilities: Other financial liabilities
Average rate (JPY/USD)	105.0	—
Interest rate swap agreements	—	132,852	132,852	10,438	—	Non-current assets: Other financial assets
Average rate	—	1.5%

	Yen in millions
	March 31, 2022
	Notional amounts			Fair Value
	Within 1 Year	Over 1 Year	Total	Asset derivatives	Liability derivatives	Balance sheet location
Cash flow hedging relationships

Foreign exchange forward contracts	138,135	—	138,135	—	7,618	Current liabilities: Other financial liabilities
Average rate (JPY/USD)	115.3	—
Currency option bought contracts	4,830	—	4,830	28	—	Current assets : Other financial assets
Average rate (JPY/USD)	115.0	—
Currency option sold contracts	4,975	—	4,975	—	161	Current liabilities: Other financial liabilities
Average rate (JPY/USD)	118.5	—
Interest rate swap agreements	—	146,778	146,778	17,987	—	Non-current assets: Other financial assets
Average rate	—	1.5%
Changes in the fair value of hedging instruments related to cash flow hedges are recorded in accumulated other comprehensive income for the fiscal years ended March 31, 2021 and 2022.

	Yen in millions
	Foreign exchange contracts	Interest rate contracts	Total
Balance as of April 1, 2020	1,248	—	1,248

Changes in fair value of hedging instruments recognized in other comprehensive income	(2,672)	10,153	7,481
Reclassification adjustments to profit (loss) for the year *1 ,2	(5,119)	(2,109)	(7,228)
Deferred tax	2,261	(2,463)	(202)

Balance as of March 31, 2021	(4,282)	5,581	1,299

Changes in fair value of hedging instruments recognized in other comprehensive income	(14,645)	6,942	(7,703)
Reclassification adjustments to profit (loss) for the year *1,2	12,886	1,643	14,529
Deferred tax	538	(2,629)	(2,091)

Balance as of March 31, 2022	(5,503)	11,537	6,034

*1
In the consolidated statements of income, the amount reclassified to profit (loss) is included in sales for hedges of foreign exchange contracts and in financial expenses for hedges of interest rate contracts.

*2	For the fiscal years ended March 31, 2021 and 2022, hedge ineffectiveness recognized in profit or loss was not material.